Investments in subsidiaries - Assets acquired and liabilities assumed in previous fiscal year (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about borrowings [line items]
Current assets	$ 171,269	$ 17,746
PP&E (Note 6)	8,164	1,869
Right-of-use assets (Note 7)	22,114	4,982
Intangible assets (Note 9)	110,647	22,107
Deferred tax assets		749
Goodwill	630,848	75,697
Current liabilities	(164,100)	(11,859)
Lease liabilities	(23,181)	(5,733)
Identifiable assets acquired, net, excluding cash and cash equivalents	586,652	105,558
Cash acquired	71,966	5,955
Net assets acquired	658,618	111,513
Consideration paid	639,192	104,148
Consideration payable	$ 19,426	7,365
Goodwill expected to be deductible for tax purposes		23,985
U.S. Commercial and State Government
Disclosure of detailed information about borrowings [line items]
Goodwill		$ 75,697